Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 2,883,428	$ 395,028
Between 1 and 2 years	1,595,092	218,527
Between 2 and 3 years	¥ 1,032,611	$ 141,467